Interim Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue
Total revenue	$ 1,053,741	$ 897,056
Cruise operating expenses
Total cruise operating expenses	(694,057)	(593,661)
Other operating expenses
Selling and administration	(272,214)	(243,862)
Depreciation and amortization	(75,409)	(68,800)
Total other operating expenses	(347,623)	(312,662)
Operating income (loss)	12,061	(9,267)
Non-operating income (expense)
Interest income	23,389	20,189
Interest expense	(76,876)	(86,704)
Currency loss	(1,310)	(25,607)
Other financial loss	(6,380)	(896)
Loss before income taxes	(49,116)	(102,285)
Income tax expense	(5,121)	(3,167)
Net loss	(54,237)	(105,452)
Net loss attributable to Viking Holdings Ltd	(54,380)	(105,473)
Net income attributable to non-controlling interests	$ 143	$ 21
Weighted-average ordinary and special shares outstanding
Basic	445,883	442,910
Diluted	445,883	442,910
Net loss per share attributable to ordinary and special shares
Basic	$ (0.12)	$ (0.24)
Diluted	$ (0.12)	$ (0.24)
Commissions and Transportation Costs
Cruise operating expenses
Total cruise operating expenses	$ (204,209)	$ (175,684)
Direct Costs of Cruise, Land and Onboard
Cruise operating expenses
Total cruise operating expenses	(132,380)	(108,029)
Vessel Operating
Cruise operating expenses
Total cruise operating expenses	(357,468)	(309,948)
Cruise and Land
Revenue
Total revenue	971,762	834,965
Onboard and Other
Revenue
Total revenue	$ 81,979	$ 62,091